February 25, 2009

BY ELECTRONIC TRANSMISSION
--------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                          RE:  Omagine, Inc.
                          Report on Form 10-K
                          for the fiscal year ended
                          December 31, 2008
                          Commission File No. 0-17264

Dear Sir / Madam:

     We hereby transmit for electronic filing a conformed copy of Omagine, Inc.'s Report on Form 10-K for the fiscal year ended December 31, 2008 (the "10K").

     The Company's financial statements included in the 10K do not reflect any change from the preceding year in any accounting principles or practices or in the methods of application of those principles or practices.


                                        Very truly yours,
                                        Omagine, Inc.


                                        /s/ Frank J. Drohan
                                        ____________________
                                          Frank J. Drohan
                                          President

Enclosures